Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Revenue per category

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2021	Logistics Business for the Three Month Period Ended June 30, 2021	Total for the Three Month Period Ended June 30, 2021
COA/Voyage revenue	$2,803	$21,897	$24,700
Time chartering revenue	$83,064	$11,106	$94,170
Port terminal revenue	$—	$21,342	$21,342
Storage fees (dry port) revenue	$—	$16	$16
Dockage revenue	$—	$1,282	$1,282
Sale of products revenue	$—	$315	$315
Liquid port terminal revenue	$—	$1,216	$1,216
Other	$186	$397	$583
Total	$86,053	$57,571	$143,624

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2020	Logistics Business for the Three Month Period Ended June 30, 2020	Total for the Three Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$14,496	$17,289
Time chartering revenue	$35,680	$16,286	$51,966
Port terminal revenue	$—	$21,636	$21,636
Storage fees (dry port) revenue	$—	$19	$19
Dockage revenue	$—	$1,476	$1,476
Sale of products revenue	$—	$3,409	$3,409
Liquid port terminal revenue	$—	$1,271	$1,271
Other	$(171)	$232	$61
Total	$38,302	$58,825	$97,127

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2021	Logistics Business for the Six Month Period Ended June 30, 2021	Total for the Six Month Period Ended June 30, 2021
COA/Voyage revenue	$8,016	$39,482	$47,498
Time chartering revenue	$141,317	$21,973	$163,290
Port terminal revenue	$—	$40,925	$40,925
Storage fees (dry port) revenue	$—	$124	$124
Dockage revenue	$—	$1,880	$1,880
Sale of products revenue	$—	$3,495	$3,495
Liquid port terminal revenue	$—	$2,448	$2,448
Other	$448	$467	$915
Total	$149,781	$110,794	$260,575

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2020	Logistics Business for the Six Month Period Ended June 30, 2020	Total for the Six Month Period Ended June 30, 2020
COA/Voyage revenue	$2,793	$25,946	$28,739
Time chartering revenue	$69,705	$35,312	$105,017
Port terminal revenue	$—	$35,828	$35,828
Storage fees (dry port) revenue	$—	$2,842	$2,842
Dockage revenue	$—	$1,909	$1,909
Sale of products revenue	$—	$11,257	$11,257
Liquid port terminal revenue	$—	$2,267	$2,267
Other	$64	$287	$351
Total	$72,562	$115,648	$188,210